ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2015
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

(3)ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is summarized as follows:

	March 31,
	2014	2015
	RMB	RMB
Accounts receivable	73,041,508	53,153,164
Less: allowance for doubtful accounts	(4,688,433)	(5,003,118)

Accounts receivable, net	68,353,075	48,150,046

Management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable.

The activity in the allowance for doubtful accounts for accounts receivable for the years ended March 31, 2013, 2014 and 2015 is as follows:

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	30,100,005	35,005,069	4,688,433
Additions charged to (reversal of) provision for doubtful accounts	9,140,062	(3,738,232)	845,965
Write-off of accounts receivable	(4,234,998)	(26,578,404)	(531,280)

Ending allowance for doubtful accounts	35,005,069	4,688,433	5,003,118